CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Share Capital	Treasury shares	Additional paid in capital	Contributed Surplus	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2020		109,429,494
Beginning balance at Dec. 31, 2020	$ 1,036.8	$ 11.0	$ (26.2)	$ 1,947.2	$ 0.0	$ (895.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		27,058,823
Issue of common shares	46.0	$ 2.8		43.2
Equity issuance costs	(1.2)			(1.2)
Stock based compensation (in shares)		323,525
Stock based compensation	0.9		12.5	(11.6)
Total comprehensive income/(loss)	(193.0)					(193.0)
Other, net	0.4			0.4
Ending balance (in shares) at Dec. 31, 2021		136,811,842
Ending balance at Dec. 31, 2021	$ 889.9	$ 13.8	(13.7)	1,978.0	0.0	(1,088.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)	92,046,404	92,046,404
Issue of common shares	$ 313.8	$ 9.2		304.6
Equity issuance costs	$ (15.7)			(15.7)
Shares cancelled (in shares)	(981)	(981.0)
Shares cancelled	$ 0.0
Stock based compensation (in shares)		90,822
Stock based compensation	2.6		3.9	(1.3)
Total comprehensive income/(loss)	(292.8)					(292.8)
Ending balance (in shares) at Dec. 31, 2022		228,948,087
Ending balance at Dec. 31, 2022	$ 897.8	$ 23.0	(9.8)	2,265.6	0.0	(1,381.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)	8,816,793	23,260,063
Issue of common shares	$ 61.3	$ 3.5	(1.2)	59.0
Equity issuance costs	(1.7)			(1.7)
Treasury shares brought back (in shares)		(125,000)
Repurchase of treasury shares	(0.8)		(0.8)
Convertible debt issuance cost	$ 10.9			10.9
Shares cancelled (in shares)	0
Reduction in share premium / APIC	$ 0.0			(2,000.0)	2,000.0
Stock based compensation (in shares)		498,886
Stock based compensation	6.3		2.9	3.4
Distributions to shareholders	(11.9)				(11.9)
Total comprehensive income/(loss)	22.1					22.1
Ending balance (in shares) at Dec. 31, 2023		252,582,036
Ending balance at Dec. 31, 2023	$ 984.0	$ 26.5	$ (8.9)	$ 337.2	$ 1,988.1	$ (1,358.9)